Taxes - Income tax - Net deferred tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Net deferred tax assets (liabilities) - opening balance	€ 1,458	€ 1,551	€ 1,860
Change in income statement	(246)	(232)	(176)
Change in other comprehensive income	(17)	121	(202)
Change in retained earnings	(8)	(38)	14
Change in the scope of consolidation		(18)	62
Translation adjustment	13	73	(4)
Reclassifications and other items	14	1	(3)
Reclassification to assets held for sale	0	0	0
Net deferred tax assets (liabilities) - closing balance	€ 1,214	€ 1,458	€ 1,551